Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of financial assets that are measured at fair value	The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2023, by level within the fair value hierarchy:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Asset:
Marketable securities held in Trust Account	$20,767,832	$—	$—
	$20,767,832	$—	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Marketable securities held in Trust Account	$178,532,948	$—	$—
	$178,532,948	$—	$—
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2022, by level within the fair value hierarchy:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Marketable securities held in Trust Account	$178,532,948	$—	$—
	$178,532,948	$—	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Marketable securities held in Trust Account	$175,953,964	$—	$—
	$175,953,964	$—	$—

Schedule of fair value of the over-allotment liability	The change in the fair value of the over-allotment liability for the period from February 3, 2021 (inception) through December 31, 2021 is summarized as follows:
February 3, 2021 (inception date)	$—
Initial measurement of over-allotment option at September 8, 2021	297,073
Change in fair value of over-allotment option transfer to statement of operations	(16,788)
Transfer to additional paid-in capital upon exercise of over-allotment option	(280,285)
Over-allotment option at December 31, 2021	$—